Schedule of Inventory (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Inventory	$ 230,593	$ 344,208
Computers [Member]
Inventory	45,382	2,765
Monitors [Member]
Inventory	114,126	31,146
Printers [Member]
Inventory	15,880	0
Parts and enclosures [Member]
Inventory	31,426	291,301
General [Member]
Inventory	$ 23,779	$ 18,996